================================================================================

SEMI-ANNUAL REPORT
APRIL 30, 2001





                                 DEM EQUITY FUND

                                 [LOGO OMITTED]

                           A DOMESTIC EMERGING MARKETS
                             INVESTMENT OPPORTUNITY




















                                                         THE CHAPMAN FUNDS, INC.

================================================================================

                          A MESSAGE TO OUR SHAREHOLDERS

We are pleased to provide our semi annual report for shareholders of the DEM Equity Fund for the period ended April 30, 2001.

         The DEM Equity Fund, which was launched on April 8, 1998, pioneered the "Domestic Emerging Markets" segment, which we believe offers exciting opportunities for investment. The Domestic Emerging Markets market segment is comprised of companies ("DEM Companies") that are controlled by African Americans, Asian Americans, Hispanic Americans or women and that are located in the United States and its territories (the "DEM profile").

         DEM Equity Fund, a non-diversified portfolio, seeks aggressive long-term growth through capital appreciation. The Fund invests in companies that we believe are positioned for growth within the Domestic Emerging Market segment. The Fund considers both capital appreciation and income in the selection of investments, but we place primary emphasis on capital appreciation.

         Over the last six months we lost some ground, as we were not spared from the steep sell-off in the market. Our Institutional and Investor shares declined 29.5% and 33.1% respectively over the last six months. Our benchmark, the Russell 2000 growth index, declined 17.4% over the same period. The Fund's average annual return since inception (April 8, 1998) better reflects our long-term growth strategy. During that period, the Fund's average annual return on its Institutional and Investor shares were 12.5% and 10.2% respectively versus a decline of 0.96% for the Russell 2000 growth index. The DEM Equity Fund total net assets was $34,837,271 as of April 30, 2001.

PERFORMANCE REVIEW

         Since the Fund's inception in April 1998, a $10,000 initial investment in the Fund's Investor Shares would have grown to $13,465 (including maximum sales charge of 4.75%), and a $10,000 initial investment in the Fund's Institutional Shares would have grown to $14,361. In comparison, the same initial investment in the Russell 2000 Growth Index for the same period would have declined to $9,709


                           [PERFORMANCE GRAPH OMITTED]

                        April 8  October 31   October 31   October 31   April 30
                         1998       1998         1999         2000        2001
                         ----       ----         ----         ----        ----
Investor Shares          9525       7725         13525        19164       13465
Institutional Shares     10000      8110         14255        20373       14361
Russell 2000             10000      7820         10110        11747       9709


           NOTE: PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.


                           TOTAL RETURN (Net of Fees)
                      For the Period ended April 30, 2001


                           6 MONTHS     1 YEAR     AVERAGE ANNUAL
                             ENDED       ENDED     SINCE INCEPTION*
INVESTOR SHARES
(WITH SALES CHARGE)        -33.08%     -38.35%     10.20%
(WITHOUT SALES CHARGE)     -29.74%     -35.28%     11.96%

INSTITUTIONAL SHARES       -29.51%     -34.77%     12.54%

RUSSELL 2000 GROWTH        -17.35%     -24.87%     -0.96%


*April 8, 1998


PORTFOLIO HIGHLIGHTS

                   TOP TEN PORTFOLIO HOLDINGS AS OF 04/30/01

STOCK                                                %of total net assets
-------------------------------------------------------------------------
Nvidia                                                           6.7%
Solectron                                                        4.1
Lattice Semiconductor                                            3.9
Univision                                                        3.8
I2 Technologies                                                  3.4
Gemstar -TV Guide International                                  3.0
Doral Financial Corporation                                      2.8
Computer Associates                                              2.6
Popular, Inc.                                                    2.6
Renaissance Learning                                             2.6



         We may have concluded what was probably one of the most volatile periods in recent time. We started off the Fund's year with steep declines in all of the major US equity indexes. The calendar year-end sell-off of equities was well underway in November. The persistent negative news coming out of the technology sector weighed heavily on the market. The always reliable January rally was short lived as an exaggerated decline in the technology sector pushed the market lower in February and March. We were finally able to regain some ground in April as we closed out the first half of the year.

         Profit margins across the board have edged lower during this period. Expectations have been severely tempered and earnings visibility is at its lowest level for some time now. Each successive company warning brings the realization that the economy is slowing faster than was anticipated. Many of our fastest growing companies will have to contend with softness of the US economy, and in some instances, a faster decline overseas.

         The Federal Reserve Board intervened on four occasions during the six-month period ended April 30, 2001, lowering the federal funds rate by 50 basis points each time for a total of 200 basis points. Each subsequent rate reduction highlighted weakening sales and production, and lower consumer confidence. Higher energy prices reduced both household and business purchasing power. Additionally, we have seen reduced manufacturing production as corporations respond quickly to lower demand and excess inventory. The actions of the Federal Reserve Board reflect their concern about economic weakness in the foreseeable future. Core inflation has been relatively stable with minimal sign of acceleration. On a positive note, we have not seen any signs of higher costs reflected in the final prices of goods and services.

         We remain optimistic with respect to the long-term prospect for the market and the DEM Equity Fund in particular. Technology and productivity gains over the last several years will continue to add value to many of our core holdings. Companies such as Nvidia, Univision, Gemstar and Computer Associates will continue to contribute meaningfully to the Fund's long-tem growth. The Fund is well positioned during this period of market instability given our strategy of investing for the long-term, combined with a focus on quality companies.

         We thank you for your confidence and the opportunity to continue earning your business.

                                           Sincerely,

                                           /s/ NATHAN A. CHAPMAN, JR.
                                           Nathan A. Chapman, Jr.
                                           President

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Schedule of Investments- April 30, 2001 (Unaudited)
===============================================================================

                                                                                                    MARKET VALUE
  SHARES                                                                                              (NOTE 2)
----------                                                                                          ------------
             COMMON STOCK - 63.0 %

             CONSUMER DISCRETIONARY - 17.8%
             Furniture
    25,000      Ethan Allen Interiors, Inc. ...................................................     $    887,500
             Media/Publishing
    30,000      Radio One, Inc., Class A + ....................................................          563,700
    30,000      Radio One, Inc., Class D + ....................................................          519,000
    30,000      Univision Communications, Inc.+ ...............................................        1,311,300
             Retailers
    22,500      PC Connection, Inc. + .........................................................          301,500
    20,000      Wet Seal, Inc., Class A + .....................................................          553,800
             Software & Technology Service
    25,000      Renaissance Learning + ........................................................          912,750
    45,166      Starmedia Network, Inc. + .....................................................          110,657
             Technology
    25,000      Gemstar - TV Guide International + ............................................        1,038,000
                                                                                                    ------------
             Total Consumer Discretionary .....................................................        6,198,207
                                                                                                    ------------

             FINANCIAL SERVICES - 10.2%
             Banks
     5,000      Carver Bancorp, Inc. ..........................................................           44,000
     8,250      Golden West Financial .........................................................          484,275
    30,000      Popular, Inc. .................................................................          912,300
             Financial Services
    30,000      Doral Financial Corporation ...................................................          972,000
    15,000      Oriental Financial Group, Inc. ................................................          223,500
    22,000      R&G Financial Corporation, Class B ............................................          428,560
             Software & Technology Service
     9,000      Advent Software, Inc. + .......................................................          503,820
                                                                                                    ------------
             Total Financial Services .........................................................        3,568,455
                                                                                                    ------------

             HEALTH CARE - 1.9%
             Health Care Management Services
    25,000      Pediatrix Medical Group + .....................................................          668,500
                                                                                                    ------------
             Total Health Care ................................................................          668,500
                                                                                                    ------------

             PRODUCER DURABLE - 1.3
             Communications
    30,000      Mastec, Inc. + ................................................................          439,800
                                                                                                    ------------
             Total Producer Durable ...........................................................          439,800
                                                                                                    ------------


See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Schedule of Investments - April 30, 2001 (Unaudited)- Concluded
================================================================================


                                                                                                    MARKET VALUE
  SHARES                                                                                              (NOTE 2)
----------                                                                                          ------------
             COMMON STOCK  - CONTINUED

             TECHNOLOGY - 31.6%
             Communications Technology
    47,840      Startec Global Communications Corporation + ...................................     $     11,482
             Software & Technology Services
     8,000      Art Technology Group+ .........................................................           73,120
    15,000      Autodesk , Inc. ...............................................................          522,900
   110,000      Broadvision, Inc. + ...........................................................          702,900
    28,000      Computer Associate International ..............................................          901,320
    68,000      i2 Technologies, Inc. + .......................................................        1,183,880
    22,000      Informatica Corporation + .....................................................          555,500
    35,000      Netscout System, Inc. + .......................................................          288,750
    15,000      Numerical Technologies + ......................................................          256,500
    25,000      Proxicom, Inc. + ..............................................................          141,000
    10,000      Sycamore Networks, Inc. + .....................................................           95,200
             Technology
    27,000      Amkor Technology, Inc. + ......................................................          587,250
   178,981      IVillage, Inc. + ..............................................................          214,777
    55,000      Lattice Semiconductor Corporation + ...........................................        1,354,650
    16,000      New Focus, Inc. + .............................................................          205,600
    28,000      Nvidia Corporation + ..........................................................        2,332,400
    19,000      Sorrento Networks Corporation + ...............................................          136,800
    56,560      Solectron Corporation + .......................................................        1,439,452
    78,788      Women.com Networks, Inc. + ....................................................           20,091
                                                                                                    ------------
             Total Technology .................................................................       11,023,572
                                                                                                    ------------

             UTILITIES - 0.2%
             Communications
    30,000      Primus Telecommunications Group + .............................................           54,900
                                                                                                    ------------
             Total Utilities ..................................................................           54,900
                                                                                                    ------------
             Total Common Stock (Cost $19,413,621) ............................................       21,953,434
                                                                                                    ------------

             SHORT-TERM INVESTMENTS - 37.7%

             MONEY MARKET ACCOUNT - 37.7%
13,128,491      UMB Money Market Fiduciary Account ............................................       13,128,491
                                                                                                    ------------
             Total Short-Term Investments (Cost $13,128,491) ..................................       13,128,491
                                                                                                    ------------

             Total Investments (Cost $32,542,112)- 100.7% .....................................       35,081,925
             Other Assets and Liabilities, net - (0.7%) .......................................         (244,654)
                                                                                                    ------------
             Net assets - 100.0% ..............................................................     $ 34,837,271
                                                                                                    ============


+   Non-income producing security for the six months ended April 30, 2001.


See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Statement of Assets and Liabilities - April 30, 2001  (Unaudited)
================================================================================

ASSETS:
Investments in securities at value (cost $19,413,621) ................................................      $ 21,953,434
Short-term investments ...............................................................................        13,128,491
Receivable for shares sold ...........................................................................               835
Interest and dividends receivable ....................................................................            27,280
Other assets .........................................................................................             3,500
                                                                                                            ------------
     Total assets ....................................................................................        35,113,540
                                                                                                            ------------

LIABILITIES:
Payable for shares repurchased .......................................................................             6,949
Payable for securities purchased .....................................................................           239,460
Accrued expenses .....................................................................................            29,860
                                                                                                            ------------
     Total liabilities ...............................................................................           276,269
                                                                                                            ------------

NET ASSETS ...........................................................................................      $ 34,837,271
                                                                                                            ============

NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................      $ 32,505,255
Accumulated net investment loss ......................................................................            (8,801)
Accumulated net realized loss on investments .........................................................          (198,996)
Net unrealized appreciation (depreciation) of investments ............................................         2,539,813
                                                                                                            ------------
Net Assets ...........................................................................................      $ 34,837,271
                                                                                                            ============

NET ASSET VALUE AND REDEMPTION PRICE PER:
Institutional Shares:
     ($34,120,730 / 1,662,815 shares outstanding ) ...................................................      $      20.52
                                                                                                            ============
Investor Shares:
     ($716,541 / 35,481 shares outstanding) ..........................................................      $      20.20
                                                                                                            ============

OFFERING PRICE PER INVESTOR SHARES:
     Net asset value .................................................................................      $      20.20
     Sales Charge (maximum of 4.75% of offering price) ...............................................              1.01
                                                                                                            ------------
     Offering price ..................................................................................      $      21.21
                                                                                                            ============


See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Statement of Operations  - For the six months ended April 30, 2001 (Unaudited)
================================================================================

INVESTMENT INCOME:
Dividends ..............................................................................................    $     21,311
Interest ...............................................................................................         163,245
                                                                                                            ------------
     Total investment income ...........................................................................         184,556
                                                                                                            ------------

EXPENSES:
Management and administrative fees .....................................................................         159,926
Distribution fees ......................................................................................          38,077
Transfer agent fees ....................................................................................          35,947
Fund accounting fees ...................................................................................          15,727
Registration fees ......................................................................................           7,075
Professional fees ......................................................................................          16,498
Shareholder reports ....................................................................................           7,293
Custody fees ...........................................................................................           4,327
Directors fees .........................................................................................           5,256
Other ..................................................................................................          15,578
                                                                                                            ------------
     Total expenses before reimbursement/waiver ........................................................         305,704
Expenses reimbursed/waived .............................................................................        (112,347)
                                                                                                            ------------
     Net expenses ......................................................................................         193,357
                                                                                                            ------------

     Net investment loss ...............................................................................          (8,801)
                                                                                                            ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investment transactions ...........................................................          (7,580)
Net change in unrealized appreciation/depreciation of investments ......................................     (10,546,352)
                                                                                                            ------------
     Net realized and unrealized loss on investments ...................................................     (10,553,932)
                                                                                                            ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................    $(10,562,733)
                                                                                                            ============


See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Statement of Changes in Net Assets
================================================================================

                                                                                              -------------------------------------
                                                                                                FOR THE SIX
                                                                                                  MONTHS               FOR THE YEAR
                                                                                                   ENDED                  ENDED
                                                                                               APRIL 30, 2001           OCTOBER 31,
                                                                                                 (UNAUDITED)               2000
                                                                                               ------------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................................................          $     (8,801)          $   (256,918)
Net realized loss on investment transactions .........................................                (7,580)                (8,783)
Net change in unrealized appreciation/depreciation of investments ....................           (10,546,352)             7,489,064
                                                                                                ------------           ------------
     Net increase/(decrease) in net assets from operations ...........................           (10,562,733)             7,223,363
                                                                                                ------------           ------------

CAPITAL SHARE TRANSACTIONS (NOTE 4):
Proceeds from shares sold:
     Institutional Shares ............................................................            10,955,377             12,563,797
     Investor Shares .................................................................               138,510                526,553
                                                                                                ------------           ------------
Total proceeds from shares sold ......................................................            11,093,887             13,090,350
                                                                                                ------------           ------------

Cost of shares repurchased:
     Institutional Shares ............................................................              (826,610)            (2,386,808)
     Investor Shares .................................................................              (100,805)              (119,939)
                                                                                                ------------           ------------
Total cost of shares repurchased .....................................................              (927,415)            (2,506,747)
                                                                                                ------------           ------------
     Increase in net assets from capital share transactions ..........................            10,166,472             10,583,603
                                                                                                ------------           ------------

Total decrease/(increase) in net assets ..............................................              (396,261)            17,806,966

NET ASSETS:
Beginning of year ....................................................................            35,233,532             17,426,566
                                                                                                ------------           ------------
End of year ..........................................................................          $ 34,837,271           $ 35,233,532
                                                                                                ============           ============


See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Financial Highlights
================================================================================
THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE SINCE THE INCEPTION OF THE FUND. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. IT SHOULD BE READ IN CONJUNCTION WITH FINANCIAL STATEMENTS AND NOTES THERETO.

                                                                                       INSTITUTIONAL SHARES
                                                              ----------------------------------------------------------------------
                                                              FOR THE SIX MONTHS    FOR THE YEAR     FOR THE YEAR   APRIL 8, 1998(1)
                                                                     ENDED              ENDED            ENDED           THROUGH
                                                                APRIL 30, 2001       OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                                                   (UNAUDITED)          2000             1999             1998
                                                              ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .........................     $    29.11        $    20.37       $    11.58       $    14.29
                                                                   ----------        ----------       ----------       ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (2) ......................................           (.01)             (.24)            (.40)            (.29)
Net realized and unrealized gain (loss) on investments .......          (8.58)             8.98             9.19            (2.42)
                                                                   ----------        ----------       ----------       ----------
     Total from investment operations ........................          (8.59)             8.74             8.79            (2.71)
                                                                   ----------        ----------       ----------       ----------
DISTRIBUTIONS:
From net investment income ...................................             --                --               --               --
From net realized gains on investments .......................             --                --               --               --
                                                                   ----------        ----------       ----------       ----------
     Total distributions .....................................             --                --               --               --
                                                                   ----------        ----------       ----------       ----------

Net asset value, end of period ...............................     $    20.52        $    29.11       $    20.37       $    11.58
                                                                   ==========        ==========       ==========       ==========

TOTAL RETURN (3) .............................................         (29.51)%           42.91%           75.91%          (18.96)%

RATIOS / SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
     Expenses (net of reimbursement/waiver) ..................           1.25%(4)          1.52%            2.97%            4.30%
     Expenses prior to reimbursement/waiver ..................           2.00%(4)          2.36%            3.00%            4.30%
     Net investment loss .....................................          (0.05)%(4)        (0.78)%          (2.64)%          (4.06)%
Supplemental Data:
     Net Assets, end of period (000 omitted) .................     $   34,121        $   34,252       $   17,006       $    8,107
     Portfolio turnover rate .................................             12%               31%              17%              18%


See notes to financial statements

-----------------------
(1)      Commencement of operations. Ratios have been annualized and total return has not been annualized

(2)      Net investment loss per share was calculated using the average shares method.

(3)      Total Return represents the return that an investor would have earned or lost on an investment in the Fund (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions). Total returns for periods less than one year have not been annualized.

(4)      Annualized.

THE CHAPMAN FUNDS, INC.
DEM  EQUITY FUND
Financial Highlights
================================================================================
THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE SINCE THE INCEPTION OF THE FUND. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. IT SHOULD BE READ IN CONJUNCTION WITH FINANCIAL STATEMENTS AND NOTES THERETO.

                                                                                           INVESTOR SHARES
                                                               ---------------------------------------------------------------------
                                                               FOR THE SIX MONTHS    FOR THE YEAR     FOR THE YEAR  APRIL 8, 1998(1)
                                                                      ENDED              ENDED            ENDED         THROUGH
                                                                 APRIL 30, 2001       OCTOBER 31,      OCTOBER 31,    OCTOBER 31,
                                                                    (UNAUDITED)          2000             1999           1998
                                                               ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ..........................     $ 28.75            $ 20.29           $ 11.58       $ 14.29
                                                                    -------            -------           -------       -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (2) .......................................        (.07)              (.45)             (.45)         (.29)
Net realized and unrealized gain (loss) on investments ........       (8.48)              8.91              9.16         (2.42)
                                                                    -------            -------           -------       -------
     Total from investment operations .........................       (8.55)              8.46              8.71         (2.71)
                                                                    -------            -------           -------       -------
DISTRIBUTIONS:
From net investment income ....................................          --                 --                --            --
From net realized gains on investments ........................          --                 --                --            --
                                                                    -------            -------           -------       -------
     Total distributions ......................................          --                 --                --            --
                                                                    -------            -------           -------       -------

Net asset value, end of period ................................     $ 20.20            $ 28.75           $ 20.29       $ 11.58
                                                                    =======            =======           =======       =======

TOTAL RETURN (3) ..............................................      (29.74)%            41.69%            75.21%       (18.96)%

RATIOS / SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
     Expenses (net of reimbursement/waiver) ...................        2.00%(4)           2.59%             3.25%         4.55%
     Expenses prior to reimbursement/waiver ...................        2.25%(4)           3.20%             3.50%         4.80%
     Net investment loss ......................................       (0.65)%(4)         (1.47)%           (2.90)%       (4.31)%
Supplemental Data:
     Net Assets, end of period (000 omitted) ..................     $   716            $   981           $   421       $    45
     Portfolio turnover rate ..................................          12%                31%               17%           18%



See notes to financial statements




-----------------------
(1)   Commencement of operations. Ratios have been annualized and total return has not been annualized

(2)   Net investment loss per share was calculated using the average shares method.

(3)   Total Return represents the return that an investor would have earned or lost on an investment in the Fund (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions), excluding the effect of any sales charge. Total returns for periods less than one year have not been annualized.

(4)   Annualized.

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Notes To Financial Statements - April 30, 2001 (Unaudited)
================================================================================

NOTE 1 - GENERAL

The Chapman Funds, Inc. (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Company currently offers two series; DEM Equity Fund, and the Chapman U.S. Treasury Money Fund. The Company has registered four additional series, which are currently not operating: Chapman Institutional Cash Management Fund, DEM Index Fund, DEM Multi-Manager Equity Fund, and DEM Multi-Manager Bond Fund. These financial statements pertain to the DEM Equity Fund (the "Fund"). The Fund offers two classes of shares, Institutional Shares and Investor Shares. The Institutional Shares are sold without a sales load, and the Investor Shares have a maximum 4.75% front-end sales load.

The Fund is a non-diversified portfolio that seeks aggressive long-term growth through capital appreciation from investments in companies that are located in the United States and its territories and that are controlled by African Americans, Asian Americans, Hispanic Americans or women.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

Security Valuation - Portfolio securities primarily traded on an exchange are valued at the last quoted sales price for that day. Securities traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. If bid and asked quotations are not available, then over-the-counter securities are valued through valuations obtained from an independent pricing service or as determined in good faith by the Board of Directors. Investments in short-term securities having a maturity of 60 days or less are valued at amortized cost.

Federal Income Taxes - No provision for federal income taxes has been made since the Fund intends to continue to qualify as a Regulated Investment Company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income.

Distributions to stockholders - Distributions to shareholders of the Fund from net investment income, if any, are declared and paid quarterly. Distributions from net realized gains, if any, are declared and paid annually in December.

Securities Transactions, Investment Income, Distributions, and Other - The Fund accounts for security transactions on a trade date basis. Realized gains and losses on sales of securities are determined using the specific identification method for both financial and income tax reporting purposes. Interest income and expenses are recorded on an accrual basis. Income and common expenses are allocated on a daily basis to each class based on its respective net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

THE CHAPMAN FUNDS, INC.
Notes to Financial Statements - April 30, 2001 (Unaudited) - Continued
================================================================================

NOTE 3 - INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Chapman Capital Management, Inc. ("CCM") is the investment adviser for the Fund. The Fund pays CCM an advisory fee at an annual rate of .90% of the Fund's average daily net assets, and an administration fee at an annual rate of .15% of the Fund's average daily net assets.

CCM has agreed to contractually limit the total annual operating expenses (excluding income, excise and other taxes and extraordinary expenses) of the Fund to 1.25% and 2.00% of average daily net assets of the Institutional Shares and Investor Shares, respectively, until at least December 31, 2010. Prior to March 19, 2000, CCM voluntarily agreed to limit such expenses to 2.00% and 3.00% of average daily net assets of Institutional Shares and Investor Shares, respectively.

PFPC, Inc. ("PFPC"), serves as the Funds' Transfer and Dividend Paying Agent and Accounting Agent pursuant to an Investment Company Services Agreement. As compensation for transfer agent services, the Fund pays PFPC an account fee plus an additional class fee. As compensation for accounting services, the Fund pays PFPC a fee based on its average daily net assets plus an additional class fee.

Pursuant to Rule 12b-1 under the 1940 Act, The Chapman Co., an affiliate of CCM and the distributor of the Fund (the "Distributor"), receives a fee under the Investor Shares Distribution Plan for stockholder and distribution services at an annual rate of .75% (up to .25% stockholder service fee and .50% distribution fee) of the average daily net assets of the Fund attributable to the Investor Shares. The Distributor has voluntarily limited such fee of the Fund to an aggregate of .50% of average daily net assets (up to .25% stockholder service fee and .25% distribution fee). These voluntary limits are not contractual and could change. For the six months ended April 30, 2001, total distribution fees waived were $977. The Distributor also receives a fee under the Institutional Shares Distribution Plan for stockholder administrative and distribution services at an annual rate of .25% of the average daily net assets of the Fund attributable to the Institutional Shares. At April 30, 2001, expenses payable to The Chapman Co. for the Fund's distribution services were $6,121.

For the six months ended April 30, 2001, The Chapman Co., earned commissions on sales of Investor Shares of the Fund amounting to $6,759, and received brokerage commissions related to Fund portfolio transactions of $28,071.

NOTE 4 - CAPITAL SHARE TRANSACTIONS

The Company is authorized to issue 10 billion full and fractional shares of common stock, par value $.001 per share, of which 1 billion shares have been designated for each of the Fund's classes.

THE CHAPMAN FUNDS, INC.
Notes to Financial Statements - April 30, 2001 (Unaudited) - Concluded
================================================================================

NOTE 4 - CAPITAL SHARE TRANSACTIONS - CONTINUED

Transactions in shares of the respective classes were as follows:

                                                                                 FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                                                                      APRIL 30, 2001           OCTOBER 31, 2000
                                                                                 ------------------------     ------------------
Shares sold:
     Institutional Shares ......................................................          523,513                   416,224
     Investor Shares ...........................................................            6,154                    17,390
Shares issued as reinvestment of dividends:
     Institutional Shares ......................................................               --                        --
     Investor Shares ...........................................................               --                        --
Shares repurchased:
     Institutional Shares ......................................................          (37,285)                  (74,633)
     Investor Shares ...........................................................           (4,816)                   (3,990)
                                                                                         --------                  --------
Net increase in shares outstanding .............................................          487,566                   354,991
                                                                                         ========                  ========


NOTE 5 - DIRECTOR'S FEES AND RELATED PARTIES

Certain officers and directors of the Company are "affiliated persons", as defined in the 1940 Act, of the adviser. For the six months ended April 30, 2001, these "affiliated persons" did not receive any compensation from the Company or the Fund.

  This report is authorized for distribution only to shareholders and to others who have received a copy of the DEM Equity Fund and DEM Index Fund prospectus


                                 [LOGO OMITTED]

                                THE CHAPMAN FUNDS
                   A MEMBER OF THE CHAPMAN GROUP OF COMPANIES
                       TRANSFER AND DIVIDEND PAYING AGENT
                                       AND
                                ACCOUNTING AGENT:

                                   PFPC, INC.
                               3200 HORIZON DRIVE
                                  PO BOX 61503
                            KING OF PRUSSIA, PA 19406

                                 1-800-441-6580

                               INVESTMENT ADVISER:

                        CHAPMAN CAPITAL MANAGEMENT, INC.
                         WORLD TRADE CENTER - BALTIMORE
                        401 EAST PRATT STREET, 28TH FLOOR
                            BALTIMORE, MARYLAND 21202
                                 (410) 625-9656

                                    CUSTODIAN:

                                 UMB BANK, N.A.
                                928 GRAND AVENUE
                        KANSAS CITY, MISSOURI 64141-6226

                                  DISTRIBUTOR:

                                 THE CHAPMAN CO.
                         WORLD TRADE CENTER - BALTIMORE
                        401 EAST PRATT STREET, 28TH FLOOR
                            BALTIMORE, MARYLAND 21202
                                 (410) 625-9656

        FOR SHAREHOLDER INQUIRIES CALL THE CHAPMAN CO. AT 1-800-752-1013
                                       OR
                          PFPC, INC. AT 1-800-441-6580